UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                --------------

Check here if Amendment |_|; Amendment Number:  _______
   This Amendment (Check only one):  |_|  is a restatement.
                                     |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steel Partners II, L.P.
Address:  590 Madison Avenue, 32nd Floor
          New York, New York 10022


Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lauren Isenman
Title:   Attorney-In-Fact for Warren G. Lichtenstein,
         Managing Member of General Partner of Steel Partners II, L.P.
Phone:   212-520-2300

Signature, Place, and Date of Signing:

         /s/ Lauren Isenman, New York, NY, November 14, 2007
         ------------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                         ------------------

Form 13F Information Table Entry Total:            57
                                         ------------------

Form 13F Information Table Value Total:      $2085725
                                         ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.    Form 13F File Number    Name

       1     28-10766                Warren G. Lichtenstein
      -----  ----------------------  -------------------------------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ORIENT-EXPRESS HOTELS LTD   CL A       G67743107     50722    989311  SH           OTHER           1          0       989311     0
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC              ORD        G90078109      5653     50000  SH           OTHER           1          0        50000     0
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                 COM        00651F108     69054  18076884  SH           OTHER           1          0     18076884     0
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC            COM        02209S103     41221    592857  SH           OTHER           1          0       592857     0
------------------------------------------------------------------------------------------------------------------------------------
ANGELICA CORP               COM        034663104     35335   1792770  SH           OTHER           1          0       1792770    0
------------------------------------------------------------------------------------------------------------------------------------
BEVERLY HILLS BANCORP DEL   COM        087866109       102     16529  SH           OTHER           1          0        16529     0
------------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                   COM        109696104    195692   3502000  SH           OTHER           1          0      3502000     0
------------------------------------------------------------------------------------------------------------------------------------
CHEMTURA CORP               COM        163893100     32062   3606535  SH           OTHER           1          0      3606535     0
------------------------------------------------------------------------------------------------------------------------------------
CHURCHILL VENTURES LTD      COM        17157P109      1453    190300  SH           OTHER           1          0       190300     0
------------------------------------------------------------------------------------------------------------------------------------
CINTAS CORP                 COM        172908105      7420    200000  SH           OTHER           1          0       200000     0
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                 COM NEW    208464883    179463  11216457  SH           OTHER           1          0     11216457     0
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL MATLS CORP      COM PAR    211615307      9601    335700  SH           OTHER           1          0       335700     0
                            $0.25
------------------------------------------------------------------------------------------------------------------------------------
DCAP GROUP INC              COM        233065200        42     18181  SH           OTHER           1          0        18181     0
------------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE DRILLING   COM        25271C102      1133     10000  SH           OTHER           1          0        10000     0
IN
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC              COM        26874Q100     98029   1747400  SH           OTHER           1          0      1747400     0
------------------------------------------------------------------------------------------------------------------------------------
EARTHLINK INC               COM        270321102     68701   8674306  SH           OTHER           1          0      8674306     0
------------------------------------------------------------------------------------------------------------------------------------
ENPRO INDS INC              COM        29355X107     73344   1806495  SH           OTHER           1          0      1806495     0
------------------------------------------------------------------------------------------------------------------------------------
F M C CORP                  COM NEW    302491303     19653    377800  SH           OTHER           1          0       377800     0
------------------------------------------------------------------------------------------------------------------------------------
FREEDOM ACQUISITION HLDGS   COM        35645F103     33681   2993900  SH           OTHER           1          0      2993900     0
IN
------------------------------------------------------------------------------------------------------------------------------------
GENCORP INC                 COM        368682100     96087   8034059  SH           OTHER           1          0      8034059     0
------------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP   COM        385034103      1905    246800  SH           OTHER           1          0       246800     0
------------------------------------------------------------------------------------------------------------------------------------
GRIFFON CORP                COM        398433102      1897    125600  SH           OTHER           1          0       125600     0
------------------------------------------------------------------------------------------------------------------------------------
HD PARTNERS ACQUISITION     COM        40415K100      8262   1094300  SH           OTHER           1          0      1094300     0
CORP
------------------------------------------------------------------------------------------------------------------------------------
HALLMARK FINL SVCS INC EC   COM NEW    40624Q203       409     29083  SH           OTHER           1          0        29083     0
------------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE SOLUTIONS INC   COM        451713101     160063 12456300  SH           OTHER           1          0     12456300     0
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON OUTDOORS INC        CL A       479167108      9745    449914  SH           OTHER           1          0       449914     0
------------------------------------------------------------------------------------------------------------------------------------
KAISER ALUMINUM CORP        COM PAR    483007704      1263     17892  SH           OTHER           1          0        17892     0
                            $0.01
------------------------------------------------------------------------------------------------------------------------------------
MARATHON ACQUISITION CORP   COM        565756103     18764   2378200  SH           OTHER           1          0      2378200     0
------------------------------------------------------------------------------------------------------------------------------------
MEDIA & ENTMT HOLDINGS INC  COM        58439W108       163     22000  SH           OTHER           1          0        22000     0
------------------------------------------------------------------------------------------------------------------------------------
MUELLER WTR PRODS INC       COM SER B  624758207      8892    808360  SH           OTHER           1          0       808360     0
------------------------------------------------------------------------------------------------------------------------------------
NATHANS FAMOUS INC NEW      COM        632347100     16800   1018200  SH           OTHER           1          0      1018200     0
------------------------------------------------------------------------------------------------------------------------------------
NAUGATUCK VY FINL CORP      COM        639067107       222     21834  SH           OTHER           1          0        21834     0
------------------------------------------------------------------------------------------------------------------------------------
NEW FRONTIER MEDIA INC      COM        644398109     17871   2915329  SH           OTHER           1          0      2915329     0
------------------------------------------------------------------------------------------------------------------------------------
NORTHFIELD LABS INC         COM        666135108        43     22100  SH           OTHER           1          0        22100     0
------------------------------------------------------------------------------------------------------------------------------------
OCEANAUT INC                COM        675227102      4854    603000  SH           OTHER           1          0       603000     0
------------------------------------------------------------------------------------------------------------------------------------
OWENS CORNING NEW           COM        690742101      9351    373300  SH           OTHER           1          0       373300     0
------------------------------------------------------------------------------------------------------------------------------------
P & F INDS INC              CL A NEW   692830508      4027    351085  SH           OTHER           1          0       351085     0
------------------------------------------------------------------------------------------------------------------------------------
PHARMATHENE INC             COM        71714G102      5437   1076594  SH           OTHER           1          0      1076594     0
------------------------------------------------------------------------------------------------------------------------------------
PLAYBOY ENTERPRISES INC     CL B       728117300      6899    642400  SH           OTHER           1          0       642400     0
------------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL          COM        74153Q102    243363   6658353  SH           OTHER           1          0      6658353     0
------------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL          COM        74153Q102      7328    200500  SH    CALL   OTHER           1          0       200500     0
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     W EXP      75966C115       214    476200  SH           OTHER           1          0       476200     0
CORP                        01/28/201
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     COM        75966C305      5009    904100  SH           OTHER           1          0       904100     0
CORP
------------------------------------------------------------------------------------------------------------------------------------
RONSON CORP                 COM NEW    776338204       867    460034  SH           OTHER           1          0       460034     0
------------------------------------------------------------------------------------------------------------------------------------
ROTECH HEALTHCARE INC       COM        778669101      5811   4924940  SH           OTHER           1          0      4924940     0
------------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC               COM        779382100    302224   8261989  SH           OTHER           1          0      8261989     0
------------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC               COM        779382100      3658    100000  SH    CALL   OTHER           1          0       100000     0
------------------------------------------------------------------------------------------------------------------------------------
S L INDS INC                COM        784413106     36852   1608550  SH           OTHER           1          0      1608550     0
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC               COM        816288104      4454   2545222  SH           OTHER           1          0      2545222     0
------------------------------------------------------------------------------------------------------------------------------------
STONELEIGH PARTNERS ACQUS   COM        861923100      4274    573700  SH           OTHER           1          0       573700     0
CO
------------------------------------------------------------------------------------------------------------------------------------
SYMMETRY HLDGS INC          COM        871545109      1827    244227  SH           OTHER           1          0       244227     0
------------------------------------------------------------------------------------------------------------------------------------
TRANSFORMA ACQUISITION      COM        89366E100      4723    624800  SH           OTHER           1          0       624800     0
GROUP
------------------------------------------------------------------------------------------------------------------------------------
UST INC                     COM        902911106      4960    100000  SH           OTHER           1          0       100000     0
------------------------------------------------------------------------------------------------------------------------------------
UNION STREET ACQ CORP       COM        908536105       708     93300  SH           OTHER           1          0        93300     0
------------------------------------------------------------------------------------------------------------------------------------
UNITED INDL CORP            COM        910671106    145700   1935950  SH           OTHER           1          0      1935950     0
------------------------------------------------------------------------------------------------------------------------------------
VECTOR GROUP LTD            COM        92240M108     17630    786709  SH           OTHER           1          0       786709     0
------------------------------------------------------------------------------------------------------------------------------------
WCA WASTE CORP              COM        92926K103       808    100000  SH           OTHER           1          0       100000     0
------------------------------------------------------------------------------------------------------------------------------------

